Item 1. Schedule of Investments:
--------------------------------

Putnam Global Natural Resources Fund


QUARTERLY PORTFOLIO HOLDINGS

11-30-04




Putnam Global Natural Resources Fund
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The fund's portfolio
November 30, 2004 (Unaudited)

Common stocks (100.5%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Building Materials (1.7%)
-----------------------------------------------------------------------------------------------------------
        112,400  Vulcan Materials Co.                                                            $5,827,940

Chemicals (7.7%)
-----------------------------------------------------------------------------------------------------------
          6,321  Air Liquide (France)                                                             1,092,837
         78,771  BASF AG (Germany)                                                                5,317,682
         92,584  Ciba Specialty Chemicals AG
                 (Switzerland)                                                                    6,693,947
        173,632  Dow Chemical Co. (The)                                                           8,763,207
        103,300  E.I. du Pont de Nemours & Co.                                                    4,681,556
                                                                                              -------------
                                                                                                 26,549,229
Construction (1.9%)
-----------------------------------------------------------------------------------------------------------
      1,301,145  Aggregate Industries PLC (United
                 Kingdom)                                                                         2,443,358
        166,960  CRH PLC (Ireland)                                                                4,215,590
                                                                                              -------------
                                                                                                  6,658,948
Energy (22.0%)
-----------------------------------------------------------------------------------------------------------
        140,600  Cooper Cameron Corp. (NON)                                                       7,337,914
        156,640  Diamond Offshore Drilling, Inc. (S)                                              5,867,734
        106,788  GlobalSantaFe Corp. (Cayman Islands)                                             3,353,143
        306,798  Halliburton Co.                                                                 12,686,097
      1,948,265  John Wood Group PLC (United Kingdom)                                             5,399,392
        109,200  Noble Corp. (Cayman Islands) (NON)                                               5,290,740
        251,570  Pride International, Inc. (NON)                                                  4,920,709
        179,770  Schlumberger, Ltd.                                                              11,798,305
        452,000  TonenGeneral Sekiyu KK (Japan)                                                   4,199,844
         91,400  Transocean, Inc. (Cayman Islands) (NON)                                          3,680,678
         93,700  Varco International, Inc. (NON)                                                  2,786,638
        160,058  Weatherford International, Ltd.
                 (Bermuda) (NON)                                                                  8,543,896
                                                                                              -------------
                                                                                                 75,865,090
Forest Products and Packaging (2.1%)
-----------------------------------------------------------------------------------------------------------
         72,180  Hankuk Paper Manufacturing Co., Ltd.
                 (South Korea)                                                                    1,708,076
         38,600  Svenska Cellulosa AB (SCA) Class B
                 (Sweden)                                                                         1,606,564
         57,400  Weyerhaeuser Co.                                                                 3,788,400
                                                                                              -------------
                                                                                                  7,103,040
Machinery (1.0%)
-----------------------------------------------------------------------------------------------------------
         53,400  Linde AG (Germany)                                                               3,278,503

Metals (3.2%)
-----------------------------------------------------------------------------------------------------------
         67,660  Alcoa, Inc.                                                                      2,299,087
        982,371  Alumina, Ltd. (Australia)                                                        4,419,746
         69,951  BHP, Ltd. ADR (Australia)                                                        1,662,036
         88,751  Rio Tinto PLC (United Kingdom)                                                   2,600,425
                                                                                              -------------
                                                                                                 10,981,294
Natural Gas Utilities (1.3%)
-----------------------------------------------------------------------------------------------------------
        179,000  TansCanada Corp. (Canada)                                                        4,426,670

Oil & Gas (57.6%)
-----------------------------------------------------------------------------------------------------------
        179,907  Amerada Hess Corp.                                                              15,984,737
        737,698  BP PLC (United Kingdom)                                                          7,529,198
        134,612  Burlington Resources, Inc.                                                       6,247,343
        283,595  Canadian Natural Resources, Ltd.
                 (Canada)                                                                        12,173,497
        499,290  ChevronTexaco Corp.                                                             27,261,234
      3,817,500  CNOOC, Ltd. (Hong Kong)                                                          2,172,521
         75,500  Enbridge, Inc. (Canada) (S)                                                      3,661,750
         85,184  Energy Partners, Ltd. (NON) (S)                                                  1,650,014
        620,675  ENI SpA (Italy)                                                                 15,226,085
        583,003  ExxonMobil Corp. (SEG)                                                          29,878,904
         19,400  Lukoil ADR (Russia)                                                              2,425,000
        302,500  Marathon Oil Corp.                                                              11,930,600
         19,995  Murphy Oil Corp.                                                                 1,705,773
        115,900  Nexen, Inc. (Canada)                                                             5,095,973
        348,000  Nippon Oil Corp. (Japan)                                                         2,292,236
         22,300  Norsk Hydro ASA ADR (Norway)                                                     1,828,600
         76,079  Occidental Petroleum Corp.                                                       4,580,717
        351,050  Royal Dutch Petroleum Co. (Netherlands)                                         20,106,596
         94,000  Royal Dutch Petroleum Co. ADR
                 (Netherlands)                                                                    5,382,440
        425,900  Statoil ASA (Norway)                                                             6,752,031
        113,289  Total SA Class B ADR (France)                                                   12,416,474
         56,100  Unocal Corp.                                                                     2,582,844
                                                                                              -------------
                                                                                                198,884,567
Shipping (2.0%)
-----------------------------------------------------------------------------------------------------------
        113,400  IHC Caland NV (Netherlands)                                                      6,936,596
                                                                                              -------------
                 Total Common stocks  (cost $255,778,400)                                      $346,511,877

Short-term investments (1.7%) (a)
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Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $5,501,798  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.94% to 2.21% and
                 due dates ranging from December 1, 2004
                 to January 7, 2005 (d)                                                          $5,499,740
       $525,914  Putnam Prime Money Market Fund (e)                                                $525,914
                                                                                              -------------
                 Total Short-term investments  (cost $6,025,654)                                 $6,025,654
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $261,804,054) (b)                                     $352,537,531
-----------------------------------------------------------------------------------------------------------


Forward currency contracts to sell at November 30, 2004 (Unaudited) (aggregate face value $69,505,126)

                                      Aggregate      Delivery      Unrealized
                          Market           Face          Date    Depreciation
-----------------------------------------------------------------------------
Australian Dollar     $2,106,583     $2,102,588       3/16/05         $(3,995)
Canadian Dollar       12,063,821     11,630,618      12/15/04       $(433,203)
Euro                  41,037,345     40,915,340      12/15/04       $(122,005)
Hong Kong Dollar       1,155,618      1,153,723      12/15/04         $(1,895)
Japanese Yen             946,556        888,564      12/15/04        $(57,992)
Norwegian Krone        6,938,385      6,161,013      12/15/04       $(777,372)
Swedish Krona          1,173,705      1,174,907      12/15/04          $1,202
Swiss Franc            5,466,906      5,478,373      12/15/04         $11,467
-----------------------------------------------------------------------------
                                                                  $(1,383,793)
-----------------------------------------------------------------------------


Forward currency contracts to buy at November 30, 2004 (Unaudited) (aggregate face value $11,558,242)

                                      Aggregate      Delivery      Unrealized
                          Market           Face          Date    Appreciation
-----------------------------------------------------------------------------
British Pound        $11,643,435    $11,558,242       3/16/05         $85,193
-----------------------------------------------------------------------------


Futures contracts outstanding at November 30, 2004 (Unaudited)

                                      Aggregate    Expiration      Unrealized
                          Market           Face          Date    Appreciation
-----------------------------------------------------------------------------
S&P 500 Index
(Long)                  $587,050       $587,008      12/16/04             $42
-----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $344,749,440.

  (b) The aggregate identified cost on a tax basis is $262,743,877, resulting in gross unrealized appreciation and depreciation of $89,981,556 and $187,902, respectively, or net unrealized appreciation of $89,793,654.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 2004.

  (S) Securities on loan, in part or in entirety, at November 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At November 30, 2004, the value of securities loaned amounted to $5,335,029. The fund received cash collateral of $5,499,740 which is pooled with collateral of other Putnam funds into 20 issuers of high grade short-term investments.

  (e) Pursuant to an Exemptive Order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $15,150 for the period ended November 30, 2004.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at November 30, 2004:
      (as a percentage of Market Value)

      Australia                  1.8%
      Bermuda                    2.5
      Canada                     7.3
      Cayman Islands             3.6
      France                     3.9
      Germany                    2.5
      Hong Kong                  0.6
      Ireland                    1.2
      Italy                      4.4
      Japan                      1.9
      Netherlands                9.3
      Norway                     2.5
      Russia                     0.7
      South Korea                0.5
      Sweden                     0.5
      Switzerland                1.9
      United Kingdom             5.2
      United States             49.7

      Total                    100.0%

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as an addition to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: January 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: January 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: January 28, 2005